Assets Held for Sale and Discontinued Operations - Schedule of Discontinued Operations, Cash Flow (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of discontinued operations			$ 0	$ 1,859	$ 1,859	$ 0
Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization			0	1,771	1,830	4,818
Gross profit from sale of lease pool equipment			0	(1,324)	(1,326)	(1,145)
(Recovery) provisions for doubtful accounts	$ (2)	$ 470	(445)	470	470	2,000
Loss on disposal of discontinued operations	$ 0	$ 1,859	0	1,859	1,859	0
Sale of used lease pool equipment			0	1,988	2,010	1,415
Sale of assets held for sale			$ 1,245	$ 0	1,506	0
Purchase of seismic equipment held for lease					$ (110)	$ (2,955)